Document and Entity Information	Dec. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	Rocket Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36829
Entity Tax Identification Number	04-3475813
Entity Address, Address Line One	9 Cedar Brook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	646
Local Phone Number	440-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001281895
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RCKT
Security Exchange Name	NASDAQ